Average Annual Total Returns		12 Months Ended	60 Months Ended	68 Months Ended	120 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Ave Maria Growth Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		8.26%	8.46%		13.06%
Ave Maria Growth Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.88%	7.01%		11.56%
Ave Maria Growth Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.89%	6.47%		10.51%
Ave Maria Growth Fund | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%
Ave Maria Growth Fund | S&P 500 EQUAL WEIGHT® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		11.43%	10.48%		11.71%
Ave Maria Rising Dividend Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		(0.39%)	8.90%		10.31%
Ave Maria Rising Dividend Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.62%)	7.28%		8.62%
Ave Maria Rising Dividend Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.67%	6.88%		8.09%
Ave Maria Rising Dividend Fund | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%
Ave Maria Rising Dividend Fund | S&P 500® Dividend Aristocrats® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.28%	8.04%		10.49%
Ave Maria Value Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		2.82%	11.02%		10.44%
Ave Maria Value Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		2.74%	9.89%		9.21%
Ave Maria Value Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.73%	8.64%		8.30%
Ave Maria Value Fund | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%
Ave Maria Value Fund | S&P MIDCAP 400® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	9.12%		10.72%
Ave Maria World Equity Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.58%	8.14%		8.21%
Ave Maria World Equity Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.01%	7.76%		7.69%
Ave Maria World Equity Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.79%	6.44%		6.63%
Ave Maria World Equity Fund | MSCI ACWI INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		22.34%	11.19%		11.72%
Ave Maria Growth Focused Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		4.71%	6.15%	9.59%
Performance Inception Date	May 01, 2020
Ave Maria Growth Focused Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.71%	5.92%	9.37%
Ave Maria Growth Focused Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.79%	4.80%	7.63%
Ave Maria Growth Focused Fund | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	18.63%
Ave Maria Growth Focused Fund | S&P MIDCAP 400 GROWTH® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.46%	7.12%	13.80%
Ave Maria Value Focused Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		6.29%	18.84%		14.50%
Ave Maria Value Focused Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.19%	17.43%		13.48%
Ave Maria Value Focused Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.80%	15.12%		11.97%
Ave Maria Value Focused Fund | S&P 500® INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%		14.82%
Ave Maria Value Focused Fund | S&P Composite 1500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.02%	13.96%		14.46%
Ave Maria Bond Fund
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.55%	3.54%		4.05%
Ave Maria Bond Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.19%	2.46%		3.06%
Ave Maria Bond Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.37%	2.33%		2.82%
Ave Maria Bond Fund | BLOOMBERG U.S. AGGREGATE BOND INDEX (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)		2.01%
Ave Maria Bond Fund | BLOOMBERG INTERMEDIATE U.S. GOVERNMENT/CREDIT BOND INDEX (reflects no deduction for fees, expenses,or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		6.97%	0.96%		2.29%